LAW OFFICES

RUBEN & ARONSON, LLP

4800 Montgomery Lane • Suite 150

Bethesda, MD  20814

(301) 951-9696• Facsimile (301) 951-9636

Edward A. Friedman

Of Counsel

Admitted in MD and NY

(301) 986-4204

November 17, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20004

Re:                              MTR Gaming Group, Inc.

Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf of MTR Gaming Group, Inc. (“MTR”), enclosed for filing by Edgar is the Registration Statement on Form S-3 (the “Registration Statement”) for registration of MTR’s issuance of up to 18,000,000 shares of common stock.

Please call me at 301-986-4204, or Robert L. Ruben at 301-986-4201, with any questions or comments, or to request that courtesy copies of the S-3 be delivered to you by our office.

Sincerely,

/s/ Edward A. Friedman
Edward A. Friedman

Enclosure